SUPPLEMENT DATED FEBRUARY 17, 2023 TO THE APRIL 30, 2022 PROSPECTUS OF PERSONAL RETIREMENT ANNUITY ISSUED BY EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY® (“EFILI”)

This supplement should be read, retained, and used in conjunction with the Personal Retirement Annuity prospectus. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.

In “APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT, the information relating to Fidelity® VIP Overseas Portfolio, Fidelity® VIP Real Estate Portfolio, and Fidelity® VIP Strategic Income Portfolio is replaced with the following information:

Investment Objective	Fund & Adviser/SubAdviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.85%	19.63%	14.35%	10.73%
Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	38.92%	9.25%	10.32%
Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	3.72%	5.35%	4.71%

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In “4. Benefits Available Under the Contract,” the table row titled “Continuation of Contract” is replaced with the following:

Settlement Option	Description	Beneficiary Restrictions
Continuation of Contract

Continue the Contract, or their portion of the Contract, as the Owner.

Will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner.

Will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 90th birthday.

Beneficiary must be spouse of deceased Owner (for trust owned Contracts, Beneficiary must be spouse of the deceased Annuitant).

Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

In “10. MORE INFORMATION ABOUT THE CONTRACT”, subsection “10(l). Written Requests Received at the Company” is added as follows:

10(l). Written Requests Received at the Company

Any request that is required to be submitted to the Company in writing must be in accordance with the Company’s then current standards and shall not be effective until the date and time that either:

1.	The original request is physically received at the Annuity Service Center; or

2.	An electronic image of the original request, which has been submitted by an agent of Fidelity, is received at the Annuity Service Center.

All communications to us regarding your Contract should be sent to: Empire Fidelity Investments Life Insurance Company, Annuity Service Center, PO Box 770001, Cincinnati, Ohio 45277-0051.

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Effective May 27, 2022, current expenses for certain Fidelity VIP FundsManager Portfolios have changed.

In “Appendix A: Funds Available under the Contract”, the information relating to Fidelity® VIP FundsManager® 20%, Fidelity® VIP FundsManager® 50%, Fidelity® VIP FundsManager® 70%, and Fidelity® VIP FundsManager® 85% Portfolios is replaced with the following new information:

Investment Objective	Fund & Adviser/SubAdviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%*	3.65%	5.48%	4.55%
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%*	10.02%	9.91%	8.33%
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.78%*	14.52%	12.46%	10.64%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.82%*	17.83%	14.40%	12.30%

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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